Share-based payments - Schedule of Inputs to the Models Used for the Valuation of the Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Binomial [Member]
Share-based payments - Schedule of Inputs to the Models Used for the Valuation of the Share Options (Details) [Line Items]
Weighted average fair value at the measurement date (in Dollars per share)		$ 0.01
Expected life of share options (years)		9.88
Weighted average share price (in Dollars per share)		$ 0.13
Binomial [Member] | Bottom of range [member]
Share-based payments - Schedule of Inputs to the Models Used for the Valuation of the Share Options (Details) [Line Items]
Expected volatility		71.93%
Risk–free interest rate		3.74%
Binomial [Member] | Top of range [member]
Share-based payments - Schedule of Inputs to the Models Used for the Valuation of the Share Options (Details) [Line Items]
Expected volatility		73.45%
Risk–free interest rate		4.48%
Monte Carlo [Member]
Share-based payments - Schedule of Inputs to the Models Used for the Valuation of the Share Options (Details) [Line Items]
Weighted average fair value at the measurement date (in Dollars per share)	$ 0
Expected life of share options (years)	9.9
Weighted average share price (in Dollars per share)	$ 0.01
Monte Carlo [Member] | Bottom of range [member]
Share-based payments - Schedule of Inputs to the Models Used for the Valuation of the Share Options (Details) [Line Items]
Expected volatility	70.36%
Risk–free interest rate	4.12%
Monte Carlo [Member] | Top of range [member]
Share-based payments - Schedule of Inputs to the Models Used for the Valuation of the Share Options (Details) [Line Items]
Expected volatility	71.55%
Risk–free interest rate	4.58%